VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.07

Edgar Loan ID	LOANID	LOANID2	SLOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
80000125	XXXX		XXXX	XX/XX/XXXX	11/30/2023	12	121213222123	0	12
80000126	XXXX		XXXX	XX/XX/XXXX	11/30/2023	12	122111111010	0	10
80000001	XXXX		XXXX	XX/XX/XXXX	11/30/2023	12	003211111021	0	9